ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.7%
	U.S. TREASURY BILLS — 15.0%
10,000,000	United States Treasury Bill(a)			3.9300	01/23/25	$ 9,975,283

				Coupon Rate (%)
	U.S. TREASURY NOTES — 3.7%
2,500,000	United States Treasury Note			2.8750	06/15/25	2,485,177

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,451,908)					12,460,460

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 35.0%
	MONEY MARKET FUNDS - 35.0%
4,338,229	Fidelity Government Portfolio, Class I, 4.33%(b)(e)					4,338,229
19,076,476	First American Treasury Obligations Fund, Class X, 4.38%(b)					19,076,476
	TOTAL MONEY MARKET FUNDS (Cost $23,414,705)					23,414,705

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.8%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.3%
150	S&P Emini 2nd Week	SXM	01/10/2025	$ 6,300	$ 44,112,225	$ 750
200	S&P Emini 3rd Week	SXM	02/21/2025	6,350	58,816,300	41,000
26	S&P Emini 3rd Week	SXM	03/21/2025	6,300	7,646,119	38,025
25	S&P Emini 3rd Week	SXM	03/21/2025	6,350	7,352,038	25,625
100	S&P500 Emini Option	SXM	02/28/2025	6,350	29,408,150	29,500
50	S&P500 Emini Option	SXM	01/31/2025	6,240	14,704,075	10,000
50	S&P500 Emini Option	SXM	01/31/2025	6,300	14,704,075	4,375
100	S&P500 Emini Option	SXM	03/21/2025	6,400	29,408,150	41,000
50	S&P500 Emini Option	SXM	03/21/2025	6,450	14,704,075	13,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,350,410)					203,775

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.8% (continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.5%
53	S&P Emini 3rd Week	SXM	02/21/2025	$ 5,600	$ 15,586,320	$ 107,325
51	S&P Emini 3rd Week	SXM	03/21/2025	5,625	14,998,157	161,926
35	S&P EMINI Tues Week	SXM	01/07/2025	5,400	10,292,853	612
50	S&P500 Emini Option	SXM	01/31/2025	5,600	14,704,075	56,875
1	S&P500 Emini Option	SXM	03/31/2025	5,700	294,082	4,175
	TOTAL PUT OPTIONS PURCHASED (Cost - $361,243)					330,913

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,711,653)					$ 534,688

	TOTAL INVESTMENTS - 54.5% (Cost $37,578,266)					$ 36,409,853
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds received - $1,492,620)					(282,975)
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds received - $235,348)					(153,150)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 46.1%					30,831,674
	NET ASSETS - 100.0%					$ 66,805,402

Contracts(c)
	FUTURE OPTIONS WRITTEN - (0.6)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.4)%
100	Emini SP M Week Option	SXM	01/06/2025	$ 6,145	$ 29,408,150	$ 1,000
150	Emini SP W Week Option	SXM	01/08/2025	6,160	44,112,225	3,750
100	S&P Emini 1st Week	SXM	01/03/2025	6,190	29,408,150	250
100	S&P Emini 1st Week	SXM	01/03/2025	6,195	29,408,150	250
250	S&P Emini 2nd Week	SXM	01/10/2025	6,400	73,520,375	625
400	S&P Emini 3rd Week	SXM	02/21/2025	6,475	117,632,600	24,000
51	S&P Emini 3rd Week	SXM	03/21/2025	6,225	14,998,157	122,400
52	S&P Emini 3rd Week	SXM	03/21/2025	6,400	15,292,238	36,400
50	S&P Emini 3rd Week	SXM	03/21/2025	6,450	14,704,075	23,250
50	S&P EMINI Thurs Week	SXM	01/02/2025	6,275	14,705,075	125
100	S&P EMINI Tues Week	SXM	01/07/2025	6,130	29,408,150	2,750
200	S&P500 Emini Option	SXM	02/28/2025	6,475	58,816,300	18,500
300	S&P500 Emini Option	SXM	01/31/2025	6,400	88,224,450	9,000
200	S&P500 Emini Option	SXM	03/21/2025	6,525	58,816,300	29,000
100	S&P500 Emini Option	SXM	03/21/2025	6,575	29,408,150	10,000
1	S&P500 Emini Option	SXM	03/31/2025	6,300	294 082	1,675
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,492,620)					282,975

	PUT OPTIONS WRITTEN - (0.2)%
100	Emini SP M Week Option	SXM	01/06/2025	$ 5,575	$ 29,408,150	$ 1,500
150	Emini SP W Week Option	SXM	01/08/2025	5,350	44,115,225	4,125
200	S&P Emini 1st Week	SXM	01/03/2025	5,550	58,816,300	2,000
106	S&P Emini 3rd Week	SXM	02/21/2025	5,200	31,172,639	75,525
50	S&P Emini 3rd Week	SXM	03/21/2025	4,750	14,704,075	32,500
1	S&P Emini 3rd Week	SXM	03/21/2025	4,950	294,082	850
50	S&P EMINI Thurs Week	SXM	01/02/2025	5,450	14,704,075	125
105	S&P EMINI Tues Week	SXM	01/07/2025	4,800	294,082	788
35	S&P EMINI Tues Week	SXM	01/07/2025	5,200	10,292,853	437

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts(c)
	FUTURE OPTIONS WRITTEN - (0.6)% (continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.2)% (continued)
100	S&P EMINI Tues Week	SXM	01/07/2025	5,600	29,408,150	$ 2,750
100	S&P500 Emini Option	SXM	01/31/2025	5,200	29,408,150	31,750
1	S&P500 Emini Option	SXM	03/31/2025	4,800	30,878,558	800
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $235,348)					153,150

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,727,968)					$ 436,125

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
24	CBOE Volatility Index Future			01/23/2025	$ 420,425	$ 25,625
4	CME E-Mini NASDAQ 100 Index Future			03/24/2025	1,698,120	(20,811)
20	CME E-mini Russell 2000 Index Futures			03/24/2025	2,249,800	(6,255)
175	CME E-Mini Standard & Poor's 500 Index Future			03/24/2025	51,937,813	(147,428)
	TOTAL OPEN LONG FUTURES CONTRACTS					$ (148,869)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(d)	Value and Unrealized Appreciation
1	CBOE Volatility Index Future			02/20/2025	$ 17,871	$ 2,179
	TOTAL OPEN SHORT FUTURES CONTRACTS					$ 2,179

	TOTAL FUTURES CONTRACTS					$ (146,690)

SXM	- StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(c)	Each contract is equivalent to one futures contract.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.